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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08413

Evergreen Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices)  (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for four of its series, Evergreen Asset Allocation Fund, Evergreen Envision Growth and Income Fund, Evergreen Envision Growth Fund and Evergreen Envision Income Fund, for the quarter ended September 30, 2008. These four series have a December 31 fiscal year end.

Date of reporting period: September 30, 2008

Item 1 – Schedule of Investments

EVERGREEN ASSET ALLOCATION FUND☐ SCHEDULE OF INVESTMENTS OF ASSET ALLOCATION TRUST

September 30, 2008 (unaudited)
	Shares	Value

MUTUAL FUND SHARES 99.4%
ASSET ALLOCATION 2.9%
GMO Special Situations Fund, Class VI ø	12,507,145	$275,782,558

INTERNATIONAL EQUITY 21.2%
GMO Emerging Markets Fund, Class VI ø	35,436,398	424,528,047
GMO International Core Equity Fund, Class VI ø	35,960,094	1,041,044,721
GMO International Growth Equity Fund, Class IV ø	12,912,139	269,863,698
GMO International Intrinsic Value Fund, Class IV ø	12,039,461	268,720,772

		2,004,157,238

INTERNATIONAL FIXED INCOME 1.1%
GMO Emerging Country Debt Fund, Class IV ø	5,652,293	49,061,903
GMO International Bond Fund, Class III ø	7,316,166	58,675,651

		107,737,554

U.S. EQUITY 22.3%
GMO U.S. Core Equity Fund, Class VI ø	11,263,794	123,338,545
GMO U.S. Quality Equity Fund, Class VI ø	102,668,178	1,975,335,747

		2,098,674,292

U.S. FIXED INCOME 51.9%
GMO Alpha Only Fund, Class IV ø	152,245,108	1,586,394,028
GMO Core Plus Bond Fund, Class IV ø	23,793,020	204,382,038
GMO Domestic Bond Fund, Class VI ø	78,558,360	708,596,412
GMO Strategic Fixed Income Fund, Class VI ø	106,563,441	2,391,283,605

		4,890,656,083

Total Mutual Fund Shares (cost $10,535,156,667)		9,377,007,725

	Principal Amount	Value

SHORT-TERM INVESTMENTS 0.3%
TIME DEPOSIT 0.3%
State Street Bank Euro Time Deposit, 1.00%, 10/01/2008 (cost $29,472,057)	$29,472,057	29,472,057

Total Investments (cost $10,564,628,724) 99.7%		9,406,479,782
Other Assets and Liabilities 0.3%		25,202,296

Net Assets 100.0%		$9,431,682,078

☐

Evergreen Asset Allocation Fund (the “Fund”) invests substantially all of its assets in Asset Allocation Trust, an open-end management investment company having the same investment objective and strategy as the Fund. The Schedule of Investments represents the portfolio holdings of Asset Allocation Trust. The Fund’s net assets as of September 30, 2008 were $9,409,496,361.

ø	Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) is the investment advisor to Asset Allocation Trust and the underlying fund.

On September 30, 2008, the aggregate cost of investments for federal income tax purposes was $10,578,788,016. The gross unrealized appreciation and depreciation on investments based on tax cost was $14,716,168 and $1,187,024,402, respectively, with a net unrealized depreciation of $1,172,308,234.

Valuation of investments

Investments in the underlying open-end funds are valued at the net asset value per share as reported by the underlying funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Valuation hierarchy

On January 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Asset Allocation Trust’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Asset Allocation Trust’s own assumptions in determining the fair  value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

1

EVERGREEN ASSET ALLOCATION FUND☐ SCHEDULE OF INVESTMENTS OF ASSET ALLOCATION TRUST continued

September 30, 2008 (unaudited)

As of September 30, 2008, the inputs used in valuing the Asset Allocation Trust’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$9,377,007,725
Level 2 – Other Significant Observable Inputs	29,472,057
Level 3 – Significant Unobservable Inputs	0

Total	$9,406,479,782

2

EVERGREEN ENVISION GROWTH AND INCOME FUND† SCHEDULE OF INVESTMENTS

September 30, 2008 (unaudited)
	Shares	Value

MUTUAL FUND SHARES 101.4%
INTERNATIONAL EQUITY 9.0%
Evergreen International Equity Fund, Class I ø	432,721	$3,301,665
Evergreen Intrinsic World Equity Fund, Class I ø	74,022	1,216,183

		4,517,848

INTERNATIONAL FIXED INCOME 5.6%
Evergreen International Bond Fund, Class I ø	263,017	2,816,911

U.S. EQUITY 46.4%
Evergreen Disciplined Value Fund, Class I ø	982,354	12,554,485
Evergreen Small Cap Value Fund, Class I ø	517,414	8,097,532
Evergreen Strategic Growth Fund, Class I ø	102,174	2,746,446

		23,398,463

U.S. FIXED INCOME 40.4%
Evergreen Adjustable Rate Fund, Class I ø	682,040	6,186,105
Evergreen Core Bond Fund, Class I ø	960,076	7,843,817
Evergreen High Income Fund, Class I ø	2,352,333	6,304,253

		20,334,175

Total Investments (cost $61,263,969) 101.4%		51,067,397
Other Assets and Liabilities (1.4%)		(716,879)

Net Assets 100.0%		$50,350,518

†

The Fund’s Board of Trustees has approved the liquidation of the Fund, which is expected to take place on or about December 18, 2008. Shares of the Fund are no longer available for purchase by new shareholders.

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the underlying fund.

On September 30, 2008, the aggregate cost of securities for federal income tax purposes was $61,366,029. The gross unrealized appreciation and depreciation on securities based on tax cost was $0 and $10,298,632, respectively, with a net unrealized depreciation of $10,298,632.

Valuation of investments

Investments in the underlying funds are valued at the net asset value per share as reported by the underlying funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Valuation hierarchy

On January 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$51,067,397
Level 2 – Other Significant Observable Inputs	0
Level 3 – Significant Unobservable Inputs	0

Total	$51,067,397

1

EVERGREEN ENVISION GROWTH FUND† SCHEDULE OF INVESTMENTS

September 30, 2008 (unaudited)
	Shares	Value

MUTUAL FUND SHARES 100.3%
INTERNATIONAL EQUITY 18.5%
Evergreen International Equity Fund, Class I ø	250,873	$1,914,159
Evergreen Intrinsic World Equity Fund, Class I ø	46,270	760,215

		2,674,374

U.S. EQUITY 62.3%
Evergreen Disciplined Value Fund, Class I ø	106,873	1,365,834
Evergreen Enhanced S&P 500® Fund, Class I ø	110,815	1,478,270
Evergreen Small Cap Value Fund, Class I ø	141,771	2,218,714
Evergreen Small-Mid Growth Fund, Class I ø	215,390	2,306,827
Evergreen Strategic Growth Fund, Class I ø	60,331	1,621,689

		8,991,334

U.S. FIXED INCOME 19.5%
Evergreen Adjustable Rate Fund, Class I ø	138,464	1,255,866
Evergreen Core Bond Fund, Class I ø	191,220	1,562,271

		2,818,137

Total Investments (cost $17,896,704) 100.3%		14,483,845
Other Assets and Liabilities (0.3%)		(43,577)

Net Assets 100.0%		$14,440,268

†

The Fund’s Board of Trustees has approved the liquidation of the Fund, which is expected to take place on or about December 18, 2008. Shares of the Fund are no longer available for purchase by new shareholders.

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the underlying fund.

On September 30, 2008, the aggregate cost of securities for federal income tax purposes was $17,987,641. The gross unrealized appreciation and depreciation on securities based on tax cost was $0 and $3,503,796, respectively, with a net unrealized depreciation of $3,503,796.

Valuation of investments

Investments in the underlying funds are valued at the net asset value per share as reported by the underlying funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Valuation hierarchy

On January 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$14,483,845
Level 2 – Other Significant Observable Inputs	0
Level 3 – Significant Unobservable Inputs	0

Total	$14,483,845

1

EVERGREEN ENVISION INCOME FUND† SCHEDULE OF INVESTMENTS

September 30, 2008 (unaudited)
	Shares	Value

MUTUAL FUND SHARES 101.3%
INTERNATIONAL EQUITY 4.7%
Evergreen International Equity Fund, Class I ø	41,971	$320,242

INTERNATIONAL FIXED INCOME 7.4%
Evergreen International Bond Fund, Class I ø	47,771	511,625

U.S. EQUITY 15.6%
Evergreen Disciplined Value Fund, Class I ø	83,733	1,070,111

U.S. FIXED INCOME 73.6%
Evergreen Adjustable Rate Fund, Class I ø	189,229	1,716,309
Evergreen Core Bond Fund, Class I ø	283,586	2,316,895
Evergreen High Income Fund, Class I ø	381,296	1,021,873

		5,055,077

Total Investments (cost $8,562,578) 101.3%		6,957,055
Other Assets and Liabilities (1.3%)		(90,858)

Net Assets 100.0%		$6,866,197

†

The Fund’s Board of Trustees has approved the liquidation of the Fund, which is expected to take place on or about December 18, 2008. Shares of the Fund are no longer available for purchase by new shareholders.

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the underlying fund.

On September 30, 2008, the aggregate cost of investments for federal income tax purposes was $8,600,187. The gross unrealized appreciation and depreciation on investments based on tax cost was $0 and $1,643,132 respectively, with a net unrealized depreciation of $1,643,132.

Valuation of investments

Investments in the underlying funds are valued at the net asset value per share as reported by the underlying funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Valuation hierarchy

On January 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$6,957,055
Level 2 – Other Significant Observable Inputs	0
Level 3 – Significant Unobservable Inputs	0

Total	$6,957,055

1

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust
By:
Dennis H. Ferro, Principal Executive Officer

Date: November 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro, Principal Executive Officer

Date: November 28, 2008

By:
Jeremy DePalma Principal Financial Officer

Date: November 28, 2008